Payroll, Social Charges and Accruals (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Payroll, social charges and accruals	R$ 310,773	R$ 411,102
Accruals classified as non-current	4,764	457
Social Security Liabilities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	63,883	43,034
Social Security Liabilities [Member] | Taxes And Social Contribution [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	39,029	33,281
Social Security Liabilities [Member] | Social Security Charges On Paid Vacation And 13th Salary [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	24,854	9,753
Labor Liabilities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	251,654	368,525
Labor Liabilities [Member] | Payroll Net [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	15,606	17,540
Labor Liabilities [Member] | Vacation [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	53,674	54,854
Labor Liabilities [Member] | Provisions By Performances And Profit Sharing [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	164,277	187,080
Labor Liabilities [Member] | Voluntary Retirement Program [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	17,642	109,028
Labor Liabilities [Member] | Other Liabilities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	455	23
Social security and labor liabilities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Accruals	R$ 315,537	R$ 411,559